SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These condensed unaudited consolidated financial statements of the Company and its subsidiaries were prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

These condensed unaudited consolidated financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the consolidated audited financial statements for the year ended December 31, 2022.

The preparation of financial statements in accordance with International Accounting Standards (“IAS”) 34 Interim Financial Reporting, requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed below:

Basis of presentation

These consolidated financial statements include the accounts of POET Technologies Inc. and its subsidiaries; ODIS Inc. (“ODIS”), Opel Solar Inc. (“OPEL”), BB Photonics Inc.,(“BB Photonics”), POET Technologies Pte Ltd. (“PTS”) and POET Optoelectronics Shenzhen Co. Ltd. (“POET Shenzhen”). All intercompany balances and transactions have been eliminated on consolidation.

POET TECHNOLOGIES INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Foreign currency translation

These condensed unaudited consolidated financial statements are presented in U.S. dollars (“USD”), which is the Company’s presentation currency.

Items included in the financial statements of each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities not denominated in the functional currency of an entity are recognized in the statement of operations and deficit.

Assets and liabilities of entities with functional currencies other than U.S. dollars are translated into the presentation currency at the year end rates of exchange, and the results of their operations are translated at average rates of exchange for the year. The resulting translation adjustments are included in accumulated other comprehensive loss in shareholders’ equity. Additionally, foreign exchange gains and losses related to certain intercompany loans that are permanent in nature are included in accumulated other comprehensive loss. Elements of equity are translated at historical rates.

Financial Instruments

Financial assets held with an objective to hold assets in order to collect contractual cash flows which arise on specified dates that are solely principal and interest are measured at amortised cost using the effective interest method. Debt investments held with an objective to hold both assets in order to collect contractual cash flows which arise on specified dates that are solely principal and interest as well as selling the asset on the basis of fair value are measured at FVTOCI. All other financial assets are classified and measured at fair value through profit or loss (“FVTPL”). Financial liabilities are classified as either FVTPL or other financial liabilities, and the portion of the change in fair value that relates to the Company’s credit risk is presented in other comprehensive loss. Instruments classified as FVTPL are measured at fair value with unrealized gains and losses recognized in net loss. Other financial liabilities are subsequently measured at amortised cost using the effective interest method.

Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities, other than financial assets and financial liabilities classified as FVTPL, are added to or deducted from the fair value on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities classified as FVTPL are recognized immediately in consolidated net loss.

Financial assets

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset. Any interest in transferred financial assets that is created or retained by the Company is recognized as a separate asset or liability.

Financial liabilities

A financial liability is derecognized from the balance sheet when it is extinguished, that is, when the obligation specified in the contract is either discharged, cancelled or expires. Where there has been an exchange between an existing borrower and lender of debt instruments with substantially different terms, or there has been a substantial modification of the terms of an existing financial liability, this transaction is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. A gain or loss from extinguishment of the original financial liability is recognized in profit or loss.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, contract liabilities and covid-19 government support loans.

POET TECHNOLOGIES INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table outlines the classification of financial instruments under IFRS 9:

Financial Assets
Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost

Financial Liabilities
Accounts payable and accrued liabilities	Amortized cost
Contract liabilities	Amortized cost
Covid-19 government support loans	Amortized cost

Convertible debentures are accounted for as a compound financial instrument with a debt component and a separate equity component. The debt component of these compound financial instruments is measured at fair value on initial recognition by discounting the stream of future interest and principal payments at the rate of interest prevailing at the date of issue for instruments of similar term and risk. The debt component is subsequently deducted from the total carrying value of the compound instrument to derive the equity component. The debt component is subsequently measured at amortized cost using the effective interest rate method. Interest expense based on the coupon rate of the debenture and the accretion of the liability component to the amount that will be payable on redemption are recognized through profit or loss as a finance cost.

Cash and cash equivalents

Cash and cash equivalents consist of cash in current accounts of $1,168,483 (2022 - $1,981,765) and funds invested in US and Canadian Term Deposits of $3,307,995 (2022 - $7,248,080) earning interest at rates ranging from 4% - 4.2% and maturing in less than 90 days.

Property and equipment

Property and equipment are recorded at cost. Depreciation is calculated based on the estimated useful life of the asset using the following method and useful lives:

Machinery and equipment	Straight Line, 5 years
Leasehold improvements	Straight Line, 5 years or life of the lease, whichever is less
Office equipment	Straight Line, 3 - 5 years

Patents and licenses

Patents and licenses are recorded at cost and amortized on a straight line basis over 12 years. Ongoing maintenance costs are expensed as incurred.

Revenue recognition

Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. The Company recognizes revenue when it transfers control over a product or service to a customer.

Sale of goods

Revenue from the sale of goods is recognized, net of discounts and customer rebates, at the point in time the transfer of control of the related products has taken place as specified in the sales contract and collectability is reasonably assured.

POET TECHNOLOGIES INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Service revenue

The Company provides contract services, primarily in the form of non-recurring revenue (“NRE”) where control is passed to the customer over time. The contracts generally provide agreed upon milestones for customer payment which include but are not limited to the delivery of sample products, design reports and test reports. The customer makes payment when it has approved the delivery of the milestone. The Company must determine if the contract is made up of a series of independent performance obligations or a single performance obligation. Where NRE contracts contain multiple performance obligations for which a standalone transaction price can be assessed, revenue is recognized as each performance obligation is satisfied. Where NRE contracts contain a single performance obligation to be settled over time, revenue is recognized progressively based on the output method.

Other income

Interest income

Interest income on cash and cash equivalents and short-term investments is recognized as earned using the effective interest method.

Wage subsidies

Wages subsidies received from the Singaporean government are netted against payroll costs on the consolidated statements of operations and deficit.

Government Grants

Loans received exclusively from governmental agencies to support the Company throughout the COVID-19 pandemic qualify to be forgiven if certain conditions are met. Forgiveness of COVID-19 related loans will be recognized as other income on the consolidated statements of operations and deficit.

Stock-based compensation

Stock options and warrants awarded to non employees are measured using the fair value of the goods or services received unless that fair value cannot be estimated reliably, in which case measurement is based on the fair value of the stock options. Stock options and warrants awarded to employees are accounted for using the fair value method. The fair value of such stock options and warrants granted is recognized as an expense on a proportionate basis consistent with the vesting features of each tranche of the grant. The fair value is calculated using the Black-Scholes option pricing model with assumptions applicable at the date of grant.

Loss per share

Basic loss per share, net of taxes is calculated by dividing net loss by the weighted average number of common shares outstanding during the year. Diluted loss per share is calculated by dividing net loss by the weighted average number of common shares outstanding during the period after giving effect to potentially dilutive financial instruments. The dilutive effect of stock options and warrants is determined using the treasury stock method.

Joint Venture

A joint arrangement is an arrangement among two or more parties where the parties are bound by a contractual arrangement and the contractual arrangement gives the parties joint control of the arrangement. A joint venture is a form of joint arrangement where an entity is independently formed and the parties jointly have rights to the net assets of the arrangement and therefore account for their interests under the equity method.

POET TECHNOLOGIES INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)